                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            August 8, 2003
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                80
                                            ---------------------------

Form 13F  Information Table Value Total:           $201,370,270
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2003

          Item 1:            Item 2: Item 3:    Item 4:      Item 5:                 Item 6:        Item 7:            Item 8:
                                                                              Investment Discretion               Voting Authority
                             Title   SEDOL/     Fair                                          (c)
                              of     CUSIP      Market     SHARES   SH  PUT/ (a)  (b) Shared Shared            (a)   (b) Shared (c)
       Name of Issuer        Class   Number     Value    PRN Amount PRN CALL Sole As Defined Other  Manager    Sole  As Defined None
------------------------------------------------------------------------------------------------------------------------------------
3M CO                          COM  88579Y101 $2,586,049     20,050 SH                x                1       20,050
AC MOORE ARTS & CRAFTS INC     COM  00086T103 $1,299,752     64,600 SH                x                1       64,600
ADVANCED ENERGY INDUSTRIES     COM  007973100 $1,494,350    104,500 SH                x                1      104,500
AMAZON.COM INC                 COM  023135106 $1,707,040     47,000 SH                x                1       47,000
AMDOCS LTD                     COM    2256908 $3,703,200    154,300 SH                x                1      154,300
AMERICAN EXPRESS CO            COM  025816109 $2,353,903     56,300 SH                x                1       56,300
AMGEN INC                      COM  031162100 $4,853,184     73,600 SH                x                1       73,600
AOL TIME WARNER                COM  00184A105 $2,378,102    147,800 SH                x                1      147,800
APPLIED MATERIALS INC          COM  038222105 $3,315,312    209,300 SH                x                1      209,300
ARBITRON INC                   COM  03875Q108 $1,831,410     51,300 SH                x                1       51,300
AVON PRODUCTS INC              COM  054303102 $2,718,140     43,700 SH                x                1       43,700
BEA SYSTEMS INC                COM  073325102 $1,983,069    182,100 SH                x                1      182,100
BEAR STEARNS COMPANIES INC     COM  073902108 $2,751,960     38,000 SH                x                1       38,000
BEST BUY CO INC                COM  086516101 $3,021,696     68,800 SH                x                1       68,800
BIOTECH HOLDRs TRUST           COM  09067D201 $7,924,975     64,300 SH                x                1       64,300
BJ SERVICES CO                 COM  055482103 $3,298,888     88,300 SH                x                1       88,300
BURBERRY GROUP PLC             COM    3174300 $1,846,022    449,657 SH                x                1      449,657
CATHAY PACIFIC AIRWAYS         COM    6179755 $2,626,826  1,951,000 SH                x                1    1,951,000
CISCO SYSTEMS INC              COM  17275R102 $3,141,409    187,100 SH                x                1      187,100
CITIGROUP INC                  COM  172967101 $4,767,920    111,400 SH                x                1      111,400
COACH INC                      COM  189754104 $2,322,858     46,700 SH                x                1       46,700
CONOCOPHILLIPS                 COM  20825C104 $3,183,880     58,100 SH                x                1       58,100
DELL INC                       COM  24702R101 $3,059,824     96,100 SH                x                1       96,100
DU PONT (E.I.) DE NEMOURS      COM  263534109 $2,161,116     51,900 SH                x                1       51,900
EBAY INC                       COM  278642103 $2,506,400     24,100 SH                x                1       24,100
ENTERCOM COMMUNICATIONS CORP   COM  293639100 $2,528,916     51,600 SH                x                1       51,600
ESPRIT HOLDINGS LTD            COM    6321642 $3,715,255  1,520,900 SH                x                1    1,520,900
FINANCIAL SELECT SECTOR SPDR   COM  81369Y605     $2,455        100 SH                x                1          100
GAP INC/THE                    COM  364760108 $2,513,840    134,000 SH                x                1      134,000
GENENTECH INC                  COM  368710406 $3,562,728     49,400 SH                x                1       49,400
GOLDMAN SACHS GROUP INC        COM  38141G104 $3,333,250     39,800 SH                x                1       39,800
HOME DEPOT INC                 COM  437076102 $1,907,712     57,600 SH                x                1       57,600
HUTCHISON WHAMPOA LTD          COM    6448068   $101,660     16,690 SH                x                1       16,690
HYDRIL COMPANY                 COM  448774109 $2,224,416     81,600 SH                x                1       81,600
INTEL CORP                     COM  458140100 $3,279,656    157,600 SH                x                1      157,600

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2003

          Item 1:            Item 2: Item 3:    Item 4:      Item 5:                 Item 6:        Item 7:            Item 8:
                                                                              Investment Discretion               Voting Authority
                             Title   SEDOL/     Fair                                          (c)
                              of     CUSIP      Market     SHARES   SH  PUT/ (a)  (b) Shared Shared            (a)   (b) Shared (c)
       Name of Issuer        Class   Number     Value    PRN Amount PRN CALL Sole As Defined Other  Manager    Sole  As Defined None
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVECORP                COM  45840Q101 $2,257,542     57,400 SH                x                1       57,400
JETBLUE AIRWAYS CORP           COM  477143101 $2,894,521     68,950 SH                x                1       68,950
JOHNSON ELECTRIC HLDGS         COM    6281939 $3,245,082  2,622,500 SH                x                1    2,622,500
KLA-TENCOR CORPORATION         COM  482480100 $1,356,632     29,200 SH                x                1       29,200
LAM RESEARCH CORP              COM  512807108 $2,440,140    134,000 SH                x                1      134,000
LENNAR CORP - B SHS            COM  526057302   $203,352      2,960 SH                x                1        2,960
LENNAR CORP-CL A               COM  526057104 $2,202,200     30,800 SH                x                1       30,800
LI & FUNG LTD                  COM    6286257   $380,940    295,600 SH                x                1      295,600
MANPOWER INC                   COM  56418H100 $2,273,617     61,300 SH                x                1       61,300
MICROCHIP TECHNOLOGY INC       COM  595017104 $3,146,963    127,150 SH                x                1      127,150
MICROSOFT CORP                 COM  594918104 $3,812,668    148,700 SH                x                1      148,700
MOLEX INC                      COM  608554101 $2,031,594     75,300 SH                x                1       75,300
NABORS INDUSTRIES LTD          COM    2963372 $3,678,108     93,046 SH                x                1       93,046
NETSCREEN TECHNOLOGIES INC     COM  64117V107 $3,258,030    146,100 SH                x                1      146,100
NETWORK APPLIANCE INC          COM  64120L104   $971,232     60,400 SH                x                1       60,400
NEUBERGER BERMAN INC           COM  641234109 $2,737,826     68,600 SH                x                1       68,600
NOKIA CORP-SPON ADR            ADR  654902204 $3,425,655    208,500 SH                x                1      208,500
NOVELLUS SYSTEMS INC           COM  670008101 $2,488,535     67,900 SH                x                1       67,900
PFIZER INC                     COM  717081103 $3,693,323    108,150 SH                x                1      108,150
PRAXAIR INC                    COM  74005P104 $3,287,470     54,700 SH                x                1       54,700
PRINCIPAL FINANCIAL GROUP      COM  74251V102 $2,438,100     75,600 SH                x                1       75,600
QUALCOMM INC                   COM  747525103 $1,692,774     47,100 SH                x                1       47,100
REALNETWORKS INC               COM  75605L104 $2,072,616    306,600 SH                x                1      306,600
REDIFF.COM INDIA LIMITED-ADR   ADR  757479100   $946,080    175,200 SH                x                1      175,200
ROBERT HALF INTL INC           COM  770323103 $1,878,848     99,200 SH                x                1       99,200
SAMSUNG ELECTRONICS CO LTD     COM    6771720 $4,832,815     16,255 SH                x                1       16,255
SAP AG-SPONSORED ADR           ADR  803054204 $3,345,690    114,500 SH                x                1      114,500
SEAGATE TECHNOLOGY             COM    2166245 $2,760,460    156,400 SH                x                1      156,400
SEMICONDUCTOR HOLDRs TRUST     COM  816636203   $835,608     29,600 SH                x                1       29,600
SERENA SOFTWARE INC            COM  817492101 $2,717,352    131,400 SH                x                1      131,400
SOHU.COM INC                   COM  83408W103 $3,026,000     89,000 SH                x                1       89,000
SYMANTEC CORP                  COM  871503108 $1,848,611     42,100 SH                x                1       42,100
TAIWAN SEMICONDUCTOR-SP ADR    ADR  874039100 $3,111,696    308,700 SH                x                1      308,700
TEXAS INSTRUMENTS INC          COM  882508104 $2,617,120    148,700 SH                x                1      148,700
TEXWINCA HOLDINGS LTD.         COM    6039558 $3,373,185  4,243,000 SH                x                1    4,243,000

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2003

          Item 1:            Item 2: Item 3:    Item 4:      Item 5:                 Item 6:        Item 7:            Item 8:
                                                                              Investment Discretion               Voting Authority
                             Title   SEDOL/     Fair                                          (c)
                              of     CUSIP      Market     SHARES   SH  PUT/ (a)  (b) Shared Shared            (a)   (b) Shared (c)
       Name of Issuer        Class   Number     Value    PRN Amount PRN CALL Sole As Defined Other  Manager    Sole  As Defined None
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO                   COM  886547108   $372,552     11,400 SH                x                1       11,400
TYCO INTERNATIONAL LTD         COM  902124106 $3,170,609    167,050 SH                x                1      167,050
UNITED PARCEL SERVICE-CL B     COM  911312106 $1,133,860     17,800 SH                x                1       17,800
UTILITIES SELECT SECTOR SPDR   COM  81369Y886   $900,284     40,700 SH                x                1       40,700
VODAFONE GROUP PLC-SP ADR      ADR  92857W100 $2,804,055    142,700 SH                x                1      142,700
WADDELL & REED FINANCIAL-A     COM  930059100 $1,899,580     74,000 SH                x                1       74,000
WEATHERFORD INTL LTD           COM    2962421 $1,474,880     35,200 SH                x                1       35,200
WEIGHT WATCHERS INTL INC       COM  948626106 $2,379,127     52,300 SH                x                1       52,300
WHOLE FOODS MARKET INC         COM  966837106 $1,530,466     32,200 SH                x                1       32,200
XL CAPITAL LTD-CLASS A         COM    2283401 $2,415,300     29,100 SH                x                1       29,100

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.